BORROWINGS (Maturity of Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,230,119	$ 2,146,414
Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	440,405	764,810
Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	652,619	456,846
Fixed | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	649,571	315,696
Floating | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	487,524	$ 609,062
2025
Disclosure of detailed information about borrowings [line items]
Borrowings	670,072
2025 | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	12,220
2025 | Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	12,123
2025 | Fixed | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	607,209
2025 | Floating | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	38,520
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	620,524
2026 | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	428,185
2026 | Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2026 | Fixed | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	42,362
2026 | Floating | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	149,977
2027 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	939,523
2027 and thereafter | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2027 and thereafter | Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	640,496
2027 and thereafter | Fixed | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2027 and thereafter | Floating | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 299,027